Related Parties (Details - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions between related parties
Trade and other payables to related Parties	R$ 103,665	R$ 89,594
Gain (loss) through financial discounts about prepayment reimbursement of SMS costs	16,205	9,745
Cassio Bobsin | Class A common shares
Transactions between related parties
Capital reserves	R$ 19,958	R$ 0